American Century Asset Allocation Portfolios, Inc.
PROSPECTUS SUPPLEMENT

MY RETIREMENT 2015 PORTFOLIO
MY RETIREMENT 2025 PORTFOLIO
MY RETIREMENT 2035 PORTFOLIO
MY RETIREMENT 2045 PORTFOLIO
MY RETIREMENT INCOME PORTFOLIO
(INVESTOR CLASS/INSTITUTIONAL CLASS/ADVISOR CLASS/R CLASS)

Supplement dated March 8, 2006 * Prospectuses dated December 1, 2005

Effective May 15, 2006, My Retirement Portfolios will be renamed LIVESTRONG(TM)
Portfolios from American Century Investments. In addition, the underlying funds in which the LIVESTRONG Portfolios invest will be prohibited from investing in securities issued by companies assigned the Global Industry Classification
Standard (GICS) for the tobacco industry. Accordingly, shares of certain underlying funds will be exchanged for shares of substantially similar tobacco-free funds. This exchange will cause the Portfolios to realize capital gains and/or losses. This could affect the tax liability of shareholders with taxable accounts if the Portfolios make year-end distributions. Estimated year-end distributions will be available to shareholders in mid-November.

Effective immediately, the following paragraph replaces the paragraph under the heading MINIMUM INITIAL INVESTMENT AMOUNTS (INVESTOR CLASS) on page 16 in the
Investor/Institutional Class prospectus.

To open an account, the minimum initial investment amounts are $2,000 for a
Coverdell Education Savings Account (CESA), and $2,500 for all other accounts.
For a traditional or Roth IRA, American Century will waive the fund minimum if you make an initial investment of at least $500 and continue to make automatic monthly investments of at least $100 until reaching the fund minimum.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-47315 0603

American Century Asset Allocation Portfolios, Inc.
PROSPECTUS SUPPLEMENT

ONE CHOICE PORTFOLIO(SM): VERY CONSERVATIVE
ONE CHOICE PORTFOLIO(SM): CONSERVATIVE
ONE CHOICE PORTFOLIO(SM): MODERATE
ONE CHOICE PORTFOLIO(SM): AGGRESSIVE
ONE CHOICE PORTFOLIO(SM): VERY AGGRESSIVE
(INVESTOR CLASS)

Supplement dated March 8, 2006 * Prospectus dated December 1, 2005

THE FOLLOWING PARAGRAPH REPLACES THE PARAGRAPH UNDER THE HEADING MINIMUM INITIAL
INVESTMENT AMOUNTS ON PAGE 16 IN THE INVESTOR CLASS PROSPECTUS:

To open an account, the minimum initial investment amounts are $2,000 for a
Coverdell Education Savings Account (CESA), and $2,500 for all other accounts.
For a traditional or Roth IRA, American Century will waive the fund minimum if you make an initial investment of at least $500 and continue to make automatic monthly investments of at least $100 until reaching the fund minimum.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-47318 0603